Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Trade payables	$ 100,407	$ 123,219
Non-trade payables	66,815	92,183
Payables due to related parties	14,577	9,352
Total	$ 181,799	$ 224,754